LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
Long-term Investments [Abstract]
LONG-TERM INVESTMENTS
10.	LONG-TERM INVESTMENTS

(a)	Equity method investments

The Group had the following equity method investments, other-than-temporary impairment of $1,993 and $2,408 were recognized as of December 31, 2017 and 2018, respectively:

	As of December 31,
	2017		2018

Name of company	Percentage of ownership	Amount	Percentage of ownership	Amount
	%		%
Equity method investments

Beijing Eastern Media Corporation Ltd. (“BEMC “) (1)	49	$1,618	49	$1,769

Beijing Hezhong Chuangjin Investment Co., Ltd. ("Hezhong Chuangjin") (2)	15	1,993	15	1,886

Lanmeihangbiao Tiandi Internet Investment Management (Beijing) Co., Ltd. ("LMHB") (3)	40	223	40	179

Beijing Yuyue Film Culture Co., Ltd (“Yuyue Film”) (4)	25	362	25	343

Unicom AirNet (Beijing) Network Co., Ltd. ("Unicom AirNet") (5)	39	17,422	39	15,413

Less: impairment on equity method investments:
Hezhong Chuangjin (2)		(1,993)		(1,886)
LMHB (3)		-		(179)
Yuyue Film (4)		-		(343)

Equity method investments, net		$19,625		$17,182

(1)
In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49%
equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of BEMC. $198,
$57 and $247 gain on investment were picked up for the years ended December 31, 2016, 2017 and 2018, respectively.

(2)
In May 2015, the Group, together with several other third party companies established Hezhong Chuangjin, which mainly focuses on internet financing. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Hezhong Chuangjin. $59,
$78
and nil loss on investment were picked up for the years ended December 31, 2016, 2017 and 2018, respectively. The operation has been ceased from December 2017, the investment has been provided full impairment of
$1,993 and $1,886
as of December 31, 2017 and 2018, respectively, with foreign currency translation adjustment.

(3)
I
n September 2015, AM Online entered into an agreement with BlueFocus wireless Internet (Beijing) Investment Management Co., Ltd. and two individual investors to establish a joint venture, LMHB. LMHB is mainly engaged in investment management of Wi-Fi platform marketing and other mobile internet industries. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of LMHB. $175,
$48 and $33
loss on investment were picked up for the years ended December 31, 2016, 2017 and 2018, respectively. The investment has been provided full impairment loss of
$185 for the year ended December 31, 2018.

(4)
In June 2016, AM Film entered into an agreement with two individual investors to establish a joint venture, Yuyue Film. Yuyue Film is mainly engaged in investment management of film investment and marketing. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Yuyue Film. Nil, $95 and nil loss on investment were pick up for the years ended December 31, 2016, 2017 and 2018, respectively. The investment has been provided full impairment loss of
$355 for the year ended December 31, 2018.

(5)
On February 22, 2017, AM Online established Unicom AirNet, jointly with Unicom Broadband Online Co., Ltd. and Chengdu Haite Kairong Aeronautical Technology Co., Ltd., a wholly owned subsidiary of a listed company providing aeronautical technical services. Pursuant to a capital contribution agreement entered into by the relevant parties, AM Online invested
RMB117,900 in Unicom AirNet. After this transaction, AM Online currently holds 39%
of equity interests in Unicom AirNet. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Unicom AirNet.
$661 and $1,114 loss on investment was picked up for the years ended December 31, 2017 and 2018, respectively.

(b)	Cost method investments

The Group had the following cost method investments, other-than-temporary impairment of nil and $49,273 was recognized as of December 31, 2017 and 2018, respectively:

	As of December 31,
	2017		2018

Name of company	Percentage of ownership	Amount	Percentage of ownership	Amount
	%		%
Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong") (1)	20	$415	20	$392

Beijing Zhongjiao Huineng Information Technology Co., Ltd (“Zhongjiao Huineng”) (2)	13	577	13	546

AM Advertising (3)	20	81,817	20	77,424

Less: impairment on cost method investments
Zhangshangtong (1)		-		(392)
Zhongjiao Huineng (2)		-		(546)
AM Advertising (3)		-		(48,335)

Cost method investment, net		$82,809		$29,089

(1)
In June 2010, the Group acquired 20%
equity interest in Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong"), a company established in the PRC that is mainly engaged in air tickets agency services. In 2018, impairment loss of $407 has been recorded for this investment considering the carrying value is not recoverable.

(2)
In January 2016, the Group acquired 13.3%
equity interest in Zhongjiao Huineng, a company established in the PRC that is mainly engaged in providing WIFI and GPS service to logistic industry. In 2018, impairment loss of $567 has been recorded for this investment considering the carrying value is not recoverable.

(3)
The investment in AM Advertising was accounted for using the cost method of accounting, as the Group does not have the ability to exercise significant influence to the operation from 2016. In December 2018, the Group transferred the
20.32%
equity interests in AM Advertising but did not derecognized this long-term investment considering the existence of continuing involvement and more than trivial benefit owned by the Group. Meanwhile the Group determined the fair value of this investment in AM Advertising according to the transaction price, which became the new basis of the investment. Hence, the investment impairment loss of nil and
$50,159
in AM Advertising has been recorded for the years ended December 31, 2017 and 2018, respectively.